UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-02575

Morgan Stanley Liquid Asset Fund Inc.

(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York        10036

(Address of principal executive offices)        (Zip code)

Kevin Klingert

522 Fifth Avenue, New York, New York 10036

(Name and address of agent for service)

Registrant’s telephone number, including area code:  201-830-8894

Date of fiscal year end:  August 31, 2013

Date of reporting period:  November 30, 2012

Item 1. Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley Liquid Asset Fund Inc.

Portfolio of Investments ¡ November 30, 2012 (unaudited)

PRINCIPAL AMOUNT (000)		ANNUALIZED YIELD ON DATE OF PURCHASE		MATURITY DATE	VALUE

	Repurchase Agreements (51.5%)
$ 250,000	ABN Amro Securities LLC, (dated 11/30/12; proceeds $250,004,375; fully collateralized by U.S. Government Obligations; U.S. Treasury Bond 3.50% due 02/15/39; U.S. Treasury Notes 0.25% - 3.13% due 12/31/12 - 07/15/21; valued at $254,943,656)	0.21%		12/03/12	$250,000,000
100,000	ABN Amro Securities LLC, (dated 11/30/12; proceeds $100,001,833; fully collateralized by a U.S. Government Agency; Federal National Mortgage Association 1.25% due 02/27/14; and by a U.S. Government Obligation; U.S. Treasury Note 1.13% due 01/15/21; valued at $101,623,107)	0.22		12/03/12	100,000,000
205,000	ABN Amro Securities LLC, (dated 11/30/12; proceeds $205,004,271; fully collateralized by U.S. Government Agencies; Federal Home Loan Mortgage Corporation 1.00% - 5.00% due 07/28/17 - 04/01/41; Federal National Mortgage Association 2.39% - 6.00% due 09/01/25 - 05/01/42; Government National Mortgage Association 4.50% due 05/20/40 valued at $211,028,984)	0.25		12/03/12	205,000,000
160,000	Bank of Montreal, (dated 11/30/12; proceeds $160,002,933; fully collateralized by U.S. Government Obligations; U.S. Treasury Notes 0.63% - 2.63% due 12/31/14 - 05/31/17; valued at $163,701,399)	0.22		12/03/12	160,000,000
185,000	Bank of Nova Scotia, (dated 11/30/12; proceeds $185,003,238; fully collateralized by a U.S. Government Obligation; U.S. Treasury Note 1.88% due 06/30/15; valued at $188,403,499)	0.21		12/03/12	185,000,000
105,000	Bank of Nova Scotia, (dated 03/21/12; proceeds $105,230,358; fully collateralized by U.S. Government Agencies; Federal Home Loan Mortgage Corporation 3.50% - 4.50% due 02/01/26 - 10/01/42; Federal National Mortgage Association 3.00% - 6.00% due 07/01/26 - 09/01/42; valued at $108,337,121) (Demand 12/07/12)	0.22	(a)	03/15/13	105,000,000
280,000	Bank of Nova Scotia, (dated 11/30/12; proceeds $280,005,367; fully collateralized by a U.S. Government Agency; Federal Home Loan Mortgage Corporation 2.50% due 07/01/27; valued at $288,554,929)	0.23		12/03/12	280,000,000
200,000	Barclays Capital, Inc., (dated 11/28/12; proceeds $200,006,611; fully collateralized by U.S. Government Obligations; U.S. Treasury Notes 1.38% - 4.25% due 08/15/14 - 02/28/19; valued at $204,367,517)	0.17		12/05/12	200,000,000

Morgan Stanley Liquid Asset Fund Inc.

Portfolio of Investments ¡ November 30, 2012 (unaudited) continued

$ 161,000	BNP Paribas Securities Corp., (dated 10/24/12; proceeds $161,166,859; fully collateralized by U.S. Government Agencies; Federal Home Loan Mortgage Corporation 3.50% - 5.50% due 05/01/24 - 06/01/42; Federal National Mortgage Association 2.50% - 6.00% due 09/01/25 - 08/01/42; Government National Mortgage Association 3.50% - 5.00% due 09/15/39 - 03/15/41; valued at $165,830,000) (Demand 12/07/12)	0.21	(a)%	04/24/13	$161,000,000
520,000	BNP Paribas Securities Corp., (dated 11/30/12; proceeds $520,009,100; fully collateralized by U.S. Government Obligations; U.S. Treasury Notes 2.63% - 4.25% due 11/15/14 - 04/30/18; valued at $530,529,226)	0.21		12/03/12	520,000,000
25,000	BNP Paribas Securities Corp., (dated 11/30/12; proceeds $25,001,069; fully collateralized by U.S. Government Agencies; Federal Home Loan Mortgage Corporation 2.60% - 5.50% due 02/01/25 - 02/01/41; Federal National Mortgage Association 2.69% - 6.50% due 11/01/18 - 05/01/41; Government National Mortgage Association 3.00% due 04/20/41; valued at $25,750,001)	0.22		12/07/12	25,000,000
71,385	BNP Paribas Securities Corp., (dated 11/30/12; proceeds $71,386,368; fully collateralized by U.S. Government Agencies; Government National Mortgage Association 2.35% - 7.50% due 01/15/17 - 03/15/54; valued at $73,526,550)	0.23		12/03/12	71,385,000
405,000	Credit Agricole CIB, (dated 11/30/12; proceeds $405,007,088; fully collateralized by a U.S. Government Obligation; U.S. Treasury Note 0.25% due 11/30/14; valued at $413,000,000)	0.21		12/03/12	405,000,000
50,000	Deutsche Bank Securities, Inc., (dated 11/28/12; proceeds $50,001,847; fully collateralized by a U.S. Government Obligation; U.S. Treasury Note 0.63% due 11/30/17; valued at $51,000,000)	0.19		12/05/12	50,000,000
45,000	Deutsche Bank Securities, Inc., (dated 11/30/12; proceeds $45,001,925; fully collateralized by a U.S. Government Agency; Government National Mortgage Association 4.00% due 05/20/42; valued at $46,336,707)	0.22		12/07/12	45,000,000
180,000	Deutsche Bank Securities, Inc., (dated 11/27/12; proceeds $180,120,000; fully collateralized by U.S. Government Agencies; Federal National Mortgage Association 3.50% due 07/01/42 - 11/01/42; valued at $184,987,351)	0.24		03/07/13	180,000,000
50,000	Goldman Sachs & Co., (dated 11/27/12; proceeds $50,001,750; fully collateralized by U.S. Government Obligations; U.S. Treasury Notes 0.13% - 1.75% due 04/15/13 - 07/31/14; valued at $51,001,507)	0.18		12/04/12	50,000,000
95,000	Goldman Sachs & Co., (dated 11/28/12; proceeds $95,003,510; fully collateralized by U.S. Government Agencies; Federal Farm Credit Bank 0.19% due 09/25/13; Federal Home Loan Bank 0.28% due 10/25/13; valued at $96,934,342)	0.19		12/05/12	95,000,000

Morgan Stanley Liquid Asset Fund Inc.

Portfolio of Investments ¡ November 30, 2012 (unaudited) continued

$ 85,000	Goldman Sachs & Co., (dated 11/28/12; proceeds $85,003,306; fully collateralized by U.S. Government Agencies; Government National Mortgage Association 2.50% - 6.00% due 11/15/27 - 11/20/42; valued at $87,541,160)	0.20%	12/05/12	$85,000,000
85,000	Goldman Sachs & Co., (dated 11/27/12; proceeds $85,003,471; fully collateralized by U.S. Government Agencies; Government National Mortgage Association 4.00% - 4.50% due 10/20/41 - 11/20/42; valued at $87,513,523)	0.21	12/04/12	85,000,000
175,000	Goldman Sachs & Co., (dated 11/29/12; proceeds $175,007,146; fully collateralized by a U.S. Government Agency; Government National Mortgage Association 3.50% due 07/20/42; valued at $180,465,121)	0.21	12/06/12	175,000,000
225,000	ING Financial Markets LLC, (dated 11/30/12; proceeds $225,004,125; fully collateralized by U.S. Government Agencies; Federal Home Loan Mortgage Corporation Zero Coupon due 04/18/13; Federal Home Loan Mortgage Corporation Strips 0.75% - 1.25% due 01/12/18 - 10/02/19; Federal National Mortgage Association 1.21% - 3.00% due 09/16/14 - 11/15/18; and by U.S. Government Obligations; U.S. Treasury Notes 2.38% - 4.25% due 10/31/14 - 08/15/15 valued at $229,909,001)	0.22	12/03/12	225,000,000
185,000	ING Financial Markets LLC, (dated 11/30/12; proceeds $185,007,914; fully collateralized by U.S. Government Agencies; Federal National Mortgage Association 2.30% - 3.15% due 01/01/42 - 04/01/42; valued at $190,933,065)	0.22	12/07/12	185,000,000
265,000	ING Financial Markets LLC, (dated 11/30/12; proceeds $265,005,079; fully collateralized by U.S. Government Agencies; Federal National Mortgage Association 2.79% - 3.83% due 06/01/41 - 01/01/42; valued at $273,599,687)	0.23	12/03/12	265,000,000
120,000	Merrill Lynch Pierce Fenner, (dated 11/27/12; proceeds $120,004,200; fully collateralized by U.S. Government Agencies; Federal National Mortgage Association 4.00% - 4.50% due 05/01/26 - 05/01/40; valued at $122,389,140)	0.18	12/04/12	120,000,000
125,000	Mizuho Securities USA, Inc., (dated 11/28/12; proceeds $125,005,833; fully collateralized by U.S. Government Agencies; Federal Home Loan Mortgage Corporation 6.00% due 01/01/37; Federal National Mortgage Association 3.00% - 4.50% due 09/01/27 - 09/01/42; valued at $128,886,426)	0.24	12/05/12	125,000,000
250,000	Mizuho Securities USA, Inc., (dated 11/30/12; proceeds $250,005,625; fully collateralized by U.S. Government Agencies; Government National Mortgage Association 3.00% - 5.00% due 03/20/27 - 11/20/41; valued at $257,743,170)	0.27	12/03/12	250,000,000
305,000	RBC Capital Markets LLC, (dated 11/15/12; proceeds $305,205,451; fully collateralized by U.S. Government Agencies; Federal Home Loan Mortgage Corporation 2.50% - 6.50% due 07/01/19 - 11/01/42; Federal National Mortgage Association 2.24% - 7.50% due 12/01/17 - 12/01/42; Government National Mortgage Association 3.00% - 9.50% due 07/15/16 - 11/15/42; valued at $314,150,000)	0.25	02/20/13	305,000,000

Morgan Stanley Liquid Asset Fund Inc.

Portfolio of Investments ¡ November 30, 2012 (unaudited) continued

$ 20,000	Wells Fargo Bank NA, (dated 11/30/12; proceeds $20,000,400; fully collateralized by U.S. Government Agencies; Federal Home Loan Mortgage Corporation Strip Zero Coupon - 3.50% due 05/29/13 - 11/15/18; valued at $20,385,810)	0.24	%	12/03/12	$20,000,000
100,000	Wells Fargo Securities LLC, (dated 11/30/12; proceeds $100,001,833; fully collateralized by U.S. Government Obligations; U.S. Treasury Bills Zero Coupon due 12/31/12 - 05/23/13; valued at $102,000,000)	0.22		12/03/12	100,000,000
200,000	Wells Fargo Securities LLC, (dated 11/30/12; proceeds $200,004,000; fully collateralized by U.S. Government Agencies; Federal Farm Credit Bank 0.30% - 0.55% due 01/09/15 - 08/26/16; Federal Home Loan Bank 0.30% - 3.88% due 06/14/13 - 11/21/25; Federal Home Loan Mortgage Corporation Zero Coupon - 0.75% due 06/11/13 - 09/15/28; Federal National Mortgage Association Zero Coupon - 6.63% due 02/05/14 - 11/15/30; and by U.S. Government Obligation; U.S. Treasury Note 1.25% due 02/15/14; valued at $204,057,609)	0.24		12/03/12	200,000,000

	Total Repurchase Agreements (Cost $5,227,385,000)				5,227,385,000

	Commercial Paper (19.9%)
	Automobiles (1.5%)
149,445	Toyota Motor Credit Corp.	0.17 - 0.25		01/04/13 - 02/08/13	196,873,483

	Food & Beverage (0.7%)
75,000	Coca-Cola Co. (b)	0.26		05/01/13 - 05/02/13	74,918,064

	International Banks (17.7%)
57,000	ABN Amro Funding USA LLC (b)	0.32		02/01/13	56,969,568
67,000	DBS Bank Ltd. (b)	0.45		01/14/13	66,963,969
250,000	Nordea North America, Inc.	0.41		01/18/13 - 01/22/13	249,859,375
505,000	NRW Bank	0.21		12/03/12 - 12/05/12	504,991,162
40,000	Oversea Chinese Banking	0.48		01/02/13	39,983,289
365,500	Rabobank USA Financial Corp.	0.38 - 0.52		02/01/13 - 04/05/13	365,134,669
250,000	Skandin Ens Banken AB (b)	0.28 - 0.31		12/21/12 - 03/06/13	249,829,514
96,000	Svenska Handelsbanken AB (b)	0.31		05/01/13	95,879,200
40,000	UOB Funding LLC	0.26		12/12/12 - 12/17/12	39,996,100
30,000	Westpac Banking Corp. (b)	0.51		01/02/13	29,986,667
44,300	Westpac Securities NZ Ltd. (b)	0.30		05/17/13	44,238,349

					1,743,831,862

	Total Commercial Paper (Cost $2,015,623,409)				2,015,623,409

	Certificates of Deposit (9.0%)
	International Banks
487,000	Bank of Montreal	0.18 - 0.30		12/03/12 - 05/13/13	487,000,000
125,000	Rabobank Nederland	0.49		02/08/13	125,000,000
100,000	Skandin Ens Banken	0.31		12/14/12	100,000,000
106,000	Sumitomo Mitsui Banking Corp.	0.32		12/05/12	106,000,000
96,000	Svenska Handelsbanken AB	0.31		06/05/13	96,002,476

	Total Certificates of Deposit (Cost $914,002,476)				914,002,476

Morgan Stanley Liquid Asset Fund Inc.

Portfolio of Investments ¡ November 30, 2012 (unaudited) continued

PRINCIPAL AMOUNT (000)		COUPON RATE (a)		DEMAND DATE (c)		MATURITY DATE	VALUE

	Floating Rate Notes (15.0%)
	International Banks
$ 253,000	Bank of Nova Scotia	0.31 - 0.40	%	01/02/13 - 01/28/13		04/26/13 - 07/02/13	$252,995,000
175,000	Deutsche Bank AG	0.79		12/17/12		03/15/13	175,000,000
195,500	National Australia Bank	0.31		02/11/13		08/09/13	195,500,000
235,000	Royal Bank of Canada	0.36 - 0.40		01/11/13 - 01/26/13		01/25/13 - 07/26/13	235,007,000
332,500	Toronto Dominion Bank	0.31 - 0.40		12/13/12 - 01/28/13		07/26/13 - 10/21/13	332,500,000
100,000	Westpac Banking Corp	0.31		02/04/13		02/04/13	100,009,908
229,500	Westpac Banking Corp. (b)	0.31 - 0.40		01/03/13 - 02/27/13		04/03/13 - 08/27/13	229,492,981

	Total Floating Rate Notes (Cost $1,520,504,889)						1,520,504,889

	Tax-Exempt Instruments (4.0%)
	Weekly Variable Rate Bonds (2.5%)
22,000	California Statewide Communities Development Authority, Kaiser Permanente Ser 2009 C-2	0.16		12/07/12		04/01/46	22,000,000
24,875	Eastern Municipal Water District, CA, Water & Sewer Ser 2008 A COPs	0.14		12/07/12		07/01/30	24,875,000
9,805	Fremont, CA, Ser 2008 COPs	0.16		12/07/12		08/01/38	9,805,000
10,000	Indiana Finance Authority, Parkview Health System Ser 2009 B	0.16		12/07/12		11/01/39	10,000,000
40,800	Los Angeles Department of Water & Power, CA, Water System 2001 Ser B Subser B-1	0.15		12/07/12		07/01/35	40,800,000
15,000	Massachusetts Department of Transportation, Metropolitan Highway System 2010 Ser A5	0.16		12/07/12		01/01/39	15,000,000
18,700	Miami-Dade County, FL, Professional Sports Franchise Facilities Tax Ser 2009 E	0.18		12/07/12		10/01/48	18,700,000
11,700	Nassau County Interim Finance Authority, NY, Sales Tax Ser 2008 A	0.15		12/07/12		11/15/25	11,700,000
15,000	New York State Housing Finance Agency, 10 Barclay Street 2004 Ser A	0.16		12/07/12		11/15/37	15,000,000
20,000	New York State Housing Finance Agency, Gotham West Housing Ser 2011 B (Taxable)	0.19		12/07/12		05/01/45	20,000,000
30,000	NGSP, Inc., Ser 2006	0.19		12/07/12		06/01/46	30,000,000
10,020	Pennsylvania Housing Finance Agency, Single Family Mortgage Ser 2004-82C (AMT)	0.18		12/07/12		10/01/34	10,020,000
10,000	Sacramento Transportation Authority, CA, Measure A Sales Tax Ser 2009 A	0.13		12/07/12		10/01/38	10,000,000
17,500	Wyoming Student Loan Corporation, Student Loan Senior Ser 2010 A-2	0.16		12/07/12		04/01/39	17,500,000

							255,400,000

		COUPON RATE		YIELD TO MATURITY ON DATE OF PURCHASE

	Municipal Bond (1.5%)
149,500	State of California, CA, Ser 2012-13 A-2 RANs, dtd 08/23/12	2.50	%	0.43	%	06/20/13	151,198,146

	Total Tax-Exempt Instruments (Cost $406,598,146)						406,598,146

Morgan Stanley Liquid Asset Fund Inc.

Portfolio of Investments ¡ November 30, 2012 (unaudited) continued

Total Investments (Cost $10,084,113,920) (d)	99.4%	$10,084,113,920
Other Assets in Excess of Liabilities	0.6	65,802,567

Net Assets	100.0%	$10,149,916,487

AMT	Alternative Minimum Tax.
COPs	Certificates of Participation.
RANs	Revenue Anticipation Notes.
(a)	Rate shown is the rate in effect at November 30, 2012.
(b)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(c)	Date of next interest rate reset.
(d)	Cost is the same for federal income tax purposes.

Morgan Stanley Liquid Asset Fund Inc.

Notes to Portfolio of Investments ¡ November 30, 2012 (unaudited)

Valuation of Investments - Portfolio securities are valued at amortized cost, which approximates fair value, in accordance with Rule 2a-7 under the Investment Company Act of 1940.

Fair Valuation Measurements

Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs); and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

• Level 1 – unadjusted quoted prices in active markets for identical investments

• Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 – significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities),

analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund’s investments as of November 30, 2012.

Investment Type	Level 1 Unadjusted quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total

Assets:
Repurchase Agreements	$—	$5,227,385,000	$—	$5,227,385,000
Commercial Paper	—	2,015,623,409	—	2,015,623,409
Certificates of Deposit	—	914,002,476	—	914,002,476
Floating Rate Notes	—	1,520,504,889	—	1,520,504,889
Tax-Exempt Instruments
Weekly Variable Rate Bonds	—	255,400,000	—	255,400,000
Municipal Bond	—	151,198,146	—	151,198,146
Total Tax-Exempt Instruments	—	406,598,146	—	406,598,146
Total Assets	$—	$10,084,113,920	$—	$10,084,113,920

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Fund recognizes transfers between the levels as of the end of the period. As of November 30, 2012, the Fund did not have any investments transfer between investment levels.

Item 2. Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3. Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Liquid Asset Fund Inc.

/s/ Kevin Klingert

Kevin Klingert

Principal Executive Officer

January 22, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Kevin Klingert

Kevin Klingert

Principal Executive Officer

January 22, 2013

/s/ Francis Smith

Francis Smith

Principal Financial Officer

January 22, 2013